Operating Expenses (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 562,898	$ 578,293
Partnership [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 386,250	$ 378,968